Intangible Assets, Net - Summary of Amortization Expenses of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2024	¥ 563
2025	330
2026	82
Intangible assets, net	¥ 975	$ 137	¥ 1,509